Summary of Significant Accounting Policies - Summary of Estimated Useful Life and Residual Value of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2025
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Residual value	0.00%
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Residual value	0.00%
Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	3 years
Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	17 years
Residual value	0.00%